Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Apr. 30, 2023	Jan. 31, 2023
Disclosure of financial assets [line items]
Cost	$ 2,321	$ 2,313
Gross unrealized gains	480	508
Gross unrealized losses	162	142
Fair value	2,639	2,679
Common shares [member]
Disclosure of financial assets [line items]
Cost	2,321	2,313
Gross unrealized gains	480	508
Gross unrealized losses	162	142
Fair value	$ 2,639	$ 2,679